Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000130748 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130748 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130748 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130748 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130748 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130748 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130748 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130748 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000130748 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130748 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130748 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130748 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
C000130748 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130748 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130748 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130748 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130748 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000130748 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130749 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130749 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130749 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130749 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130749 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130749 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130749 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130749 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130749 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130749 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130749 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130749 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000130749 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130749 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130749 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130749 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[2]
C000130749 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130749 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130749 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130749 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130749 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000130749 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130751 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130751 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130751 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130751 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130751 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130751 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130751 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130751 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130751 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130751 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130751 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130751 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000130751 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130751 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130751 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130751 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[3]
C000130751 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130751 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130751 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130751 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130751 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[3]
C000130751 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000130750 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C000130750 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000130750 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130750 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000130750 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000130750 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000130750 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000130750 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000130750 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130750 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000130750 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130750 [Member] | Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	86.50%
C000130750 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000130750 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000130750 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130750 [Member] | Unfunded Floating Rate Loan Interests Commitments [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[4]
C000130750 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000130750 [Member] | Equity Securities Common Stocks [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000130750 [Member] | Fixed Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000130750 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000130750 [Member] | Forward Foreign Currency Exchange Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000130750 [Member] | Convertible Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Amount represents less than .1%.
[2]	Amount represents less than .1%.
[3]	Amount represents less than .1%.
[4]	Amount represents less than .1%.